SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings Per Share (Details) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Numerator:
Net loss	$ (1,119,783)	$ (8,314,239)	$ (9,434,022)
Denominator:
Basic and Diluted (Weighted average shares)	25,000,000	51,498,259	40,821,146
Basic and Diluted Loss Per Shares	$ (0.04)	$ (0.16)	$ (0.23)